Schedule of Inventories (Details) - Merchandise Inventory [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Inventory Cost	$ 568,871	$ 189,930
Allowance for valuation loss	(13,191)	(2,328)
Book value	$ 555,680	$ 187,602